Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 BRL (R$) Component Segment	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Jan. 01, 2018 BRL (R$)
Disclosure of significant accounting policies [line items]
Tax loss carry forwards up to annual taxable income	30.00%
Number of aircraft major components | Component	4
Gain (loss) on treasury shares	R$ 0
Accounts payable - Forfaiting	R$ 162,778,000
Expiration period of tickets	2 years
Number of operating segments | Segment	1
Revenue	R$ 9,153,357,000	R$ 7,789,497,000	R$ 6,669,891,000
Passenger revenue [member]
Disclosure of significant accounting policies [line items]
Revenue	926,101,000
Impact of adoption of IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Increase (decrease) in the allowance for doubtful accounts	(209,000)			R$ 631,000
Impact of adoption of IFRS 15 [member] | Deferred revenue of TudoAzul program [member]
Disclosure of significant accounting policies [line items]
Increase (decrease) in rate	R$ 6,994,000